UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Paulette J. Belile
Title:    Vice President
Phone:    616-396-4879

Signature, Place, and Date of Signing:

/s/ Paulette J. Belile               Holland, MI                 11/9/00
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total:  $155,689
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                               September 30, 2000

                                                                                                                Voting Authority
                                                                                                                ----------------
                                 Title of                Value      Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                    class     CUSIP      (x$1000)     Prn Amt  Prn  Call  Dscretn   Managers   Sole       Shared  None
-----------------------------   ---------   -----      --------     -------  ---  ---   -------   --------   ----       ------  ----
AMERICA ONLINE INC DEL COM      COM         02364J104      5953   110758.000  SH         Sole                110758.000
AMERICAN HOME PRODS CP COM      COM         026609107      4211    74452.057  SH         Sole                 74452.057
APARTMENT INVT & MGMT CL A      COM         03748R101       830    18015.000  SH         Sole                 18015.000
BRISTOL MYERS SQUIBB COMPANY    COM         110122108       200     3504.000  SH         Sole                  3504.000
CISCO SYSTEMS INC.              COM         17275R102     12032   217771.000  SH         Sole                217771.000
CITIZENS BKG CORP MICH COM      COM         174420109       215     9354.000  SH         Sole                  9354.000
DU PONT E I DE NEMOURS COM      COM         263534109       310     7483.000  SH         Sole                  7483.000
E M C CORP MASS COM             COM         268648102     17205   173567.000  SH         Sole                173567.000
EXXON MOBIL CORP COM            COM         30231G102      1987    22289.000  SH         Sole                 22289.000
FIFTH THIRD BANCORP COM         COM         316773100      1137    21100.001  SH         Sole                  1100.001
FIRST OAK BROOK BANCSH COM      COM         335847208       162    10400.000  SH         Sole                 10400.000
FIRST SOURCE CORPORATION        COM         336901103       213    10150.000  SH         Sole                 10150.000
FIRST TENN NATL CORP COM        COM         337162101      1304    63810.000  SH         Sole                 63810.000
FIRSTAR CORPORATION             COM         33763V109      3964   177167.000  SH         Sole                177167.000
FIRSTMERIT CORP COM             COM         337915102       470    20501.000  SH         Sole                 20501.000
FISERV INC.                     COM         337738108      9596   160266.000  SH         Sole                160266.000
GENERAL ELECTRIC                COM         369604103      2481    43008.000  SH         Sole                 43008.000
GENTEX CORP COM                 COM         371901109      1256    50260.000  SH         Sole                 50260.000
GENZYME CORP. GENL.             COM         372917104      1926    28250.000  SH         Sole                 28250.000
HEWLETT PACKARD COMPANY         COM         428236103      4060    41859.383  SH         Sole                 41859.383
HOME DEPOT INC COM              COM         437076102      7287   137327.653  SH         Sole                137327.653
HOUSEHOLD INTL INC COM          COM         441815107       595    10500.000  SH         Sole                 10500.000
HUNTINGTON BANCSHARES COM       COM         446150104      1779   121111.000  SH         Sole                121111.000
INDEPENDENT BANK CORPORATION    COM         453838104       411    23717.000  SH         Sole                 23717.000
INTEL CORPORATION               COM         458140100      6616   159180.104  SH         Sole                159180.104
JOHNSON & JOHNSON COM           COM         478160104      4968    52889.941  SH         Sole                 52889.941
LINEAR TECHNOLOGY CORP COM      COM         535678106       207     3200.000  SH         Sole                  3200.000
LUCENT TECHNOLOGIES COM         COM         549463107      2165    70838.165  SH         Sole                 70838.165
MACATAWA BANK CORPORATION       COM         554225102     12356   969080.000  SH         Sole                969080.000
MAF BANCORP INC.                COM         55261R108       466    18718.000  SH         Sole                 18718.000
MBNA CORP COM                   COM         55262L100     10020   260253.459  SH         Sole                260253.459
MERCANTILE BANK CORP COM        COM         587376104       122    10000.000  SH         Sole                 10000.000
MERCK & CO INC COM              COM         589331107      4283    57538.275  SH         Sole                 57538.275
MICROSOFT CORP COM              COM         594918104      4204    69702.000  SH         Sole                 69702.000
NATIONAL CITY CORP COM          COM         635405103       278    12580.000  SH         Sole                 12580.000
NEW PLAN EXCEL RLTY TR COM      COM         648053106       385    28104.000  SH         Sole                 28104.000
NEWELL RUBBERMAID INC COM       COM         651229106      2613   114526.991  SH         Sole                114526.991
OLD KENT FINL CORP COM          COM         679833103      2366    81750.000  SH         Sole                 81750.000
OTTAWA FINL CORP COM            COM         689389104      1974    69097.852  SH         Sole                 69097.852
PHILLIPS PETE CO COM            COM         718507106       337     5375.000  SH         Sole                  5375.000
PROCTER & GAMBLE CO COM         COM         742718109       553     8250.000  SH         Sole                  8250.000
ROYAL DUTCH PETE CO NY REG GLD  COM         780257804      4942    82453.000  SH         Sole                 82453.000
TELLABS INC COM                 COM         879664100      5944   124479.000  SH         Sole                124479.000
TRIBUNE CO NEW COM              COM         896047107      2047    46930.000  SH         Sole                 46930.000
WELLS FARGO & CO NEW COM        COM         949746101      6262   136316.322  SH         Sole                136316.322
WORLDCOM INC                    COM         98157D106      2997    98673.000  SH         Sole                 98673.000
REPORT SUMMARY                               46 DATA RECORDS       155,689          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED